Reconciliation of financing activities in the statement of cash flow (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of reconciliation of borrowing activities in the statement of cash flow

			Loan from
			non-controlling
	Borrowings	Braskem Idesa	shareholders
	and debentures	financing	of Braskem Idesa	Lease	Dividends

Balances at December 31, 2023	42,236	11,250	2,490	3,933	16

Issued	5,617	1,094	-	-	-
Payments	(4,994)	(276)	-	(1,004)	(6)
Cash generated (used) in financing activities	623	818	-	(1,004)	(6)

Other changes
Interest paid	(3,017)	(985)	-	(261)	-
Interest and monetary and exchange variations, net	4,275	3,463	(24)	625	-
Others	-	-	72	-	-
New contracts	-	-	-	605	-
Remeasurement	-	-	-	217	-
Disposal	-	-	-	(170)	-
Fair value adjustments of non-controlling subsidiaries	-	-	643	-	-
Dividends-lapse of statute of limitation					(8)
Capital increase of non-controlling subsidiaries			(2,193)
Currency translation adjustments	9,210	588	62	361	-
Loss of control on Cetrel	(95)	-	-	-	-
	10,373	3,066	(1,440)	1,377	(8)

Balances at December 31, 2024	53,232	15,134	1,050	4,306	2

Current	2,278	857	-	1,000	2
Non-current	50,954	14,277	1,050	3,306	-
Total	53,232	15,134	1,050	4,306	2